File No. 2-67464

811-3015

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

[X]	Registration Under the Securities Act of 1933

[ ]	Pre-Effective Amendment Number ____

[X]	Post-Effective Amendment Number 94

And/or

[X]	Registration Statement Under the Investment Company Act of 1940

[X]	Amendment No. 95

Ohio National Fund, Inc.

(Exact Name of Registrant)

One Financial Way

Montgomery, Ohio 45242

(Address of Principal Executive Offices)

(513) 794-6100

(Registrant’s Telephone Number)

Kimberly A. Plante, Secretary

Ohio National Fund, Inc.

One Financial Way

Montgomery, Ohio 45242

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on April 24, 2020 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a) of Rule 485

[ ]	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 94 is to delay the effective date of Post-Effective Amendment No. 92, which was filed on February 7, 2020 and was initially scheduled to become effective on April 22, 2020. Part C of Post-Effective Amendment No. 92 is hereby incorporated by reference.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 15th day of April, 2020.

Ohio National Fund, Inc.
By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael J. DeWeirdt	President (Principal Executive Officer)	April 15, 2020
Michael J. DeWeirdt

*/s/ John J. Palmer	Director	April 15, 2020
John J. Palmer

/s/ R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	April 15, 2020
R. Todd Brockman

*/s/ Geoffrey Keenan	Director	April 15, 2020
Geoffrey Keenan

*/s/ Madeleine W. Ludlow	Director	April 15, 2020
Madeleine W. Ludlow

	Director	April 15, 2020
Lawrence L. Grypp

*/s/ George M. Vredeveld	Director	April 15, 2020
George M. Vredeveld

*/s/ Kimberly A. Plante
Kimberly A. Plante, Attorney in fact pursuant to Powers of Attorney.